STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 10 — STOCK-BASED COMPENSATION

Legacy LMC’s 2019 Stock Option Plan (the “2019 Plan”) provides for the grant of incentive stock options (“ISO”) or non-qualified stock options (“NQSO) to purchase Legacy LMC common stock to officers, employees, directors, and consultants of Legacy LMC.

Each Legacy LMC option from the 2019 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option under the 2020 Plan (defined below) to purchase a number of shares of common stock (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy LMC common stock subject to such Legacy LMC option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy LMC option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy LMC option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the exchanged options.

At the Company’s special meeting of stockholders held on October 22, 2020, the stockholders approved the 2020 Stock Incentive Plan (the “2020 Plan”). The aggregate number of additional shares authorized for issuance under the 2020 plan will not exceed 13 million. The 2020 Plan provides for the grant of stock options, restricted stock, restricted stock units, stock appreciation rights, and performance units and performance shares intended to attract, retain, incentivize and reward employees, directors or consultants.

The options are time-based and vest over the defined period in each individual grant agreement. The date at which the options are exercisable is defined in each agreement. The Board establishes the exercise price of the shares subject to an option at the time of the grant, provided, however, that (i) the exercise price of an ISO and NQSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, and (ii) the exercise price of an ISO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. Stock options generally have a contractual life of 10 years. Options generally become exercisable between one and three years after the date of grant and expire ten years from the date of the grant.

The Company recognizes compensation expense for the shares equal to the fair value of the option at the time of grant. The expense is recognized on a straight-line basis over the vesting period of the awards. The estimated fair value of each stock option grant was computed using the following weighted average assumptions:

	December 31,	December 31,
	2020	2019
Risk-free interest rate	1.59%	1.73-1.93%
Expected term (life) of options (in years)	10.0	10.0
Expected dividends	—%	—%
Expected volatility	50%	50%

The expected volatility was estimated by management based on results from public companies in the industry. The expected term of the awards granted was assumed to be the contract life of the option as determined in the specific arrangement. The risk-free rate of return was based on market yields in effect on the date of each grant for United States Treasury debt securities with a maturity equal to the expected term of the award. The expected dividends are zero as the Company has not historically paid dividends.

The activities of stock options are summarized as follows, including granted, exercised and forfeited for the period from April 30, 2019 to December 31, 2020 and for the year ended December 31, 2020:

(in thousands except for per option values and years)

				Weighted Average
		Weighted Average		Remaining
	Number of	Grant Date Fair	Weighted Average	Contractual
	Options	Value per Option	Exercise Price	Term (Years)
Outstanding, April 30, 2019	—	$—	$—	—
Granted	4,436	1.09
Exercised	—	—
Forfeited	(84)	1.09
Expired	—	—
Outstanding, December 31, 2019	4,352	$1.09	$1.79	8.9
Granted	1,021	1.08
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, December 31, 2020	5,373	$1.09	$1.79	9.0

Total stock-based compensation expense for the year ended December 31, 2020 and for the period from April 30, 2019 to December 31, 2019 was $2.8 million and $0.3 million, respectively. As of December 31, 2020 and 2019, unrecognized compensation expense was $2.7 million and $4.4 million, respectively, for unvested options.